Subsidiaries With Material Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Subsidiaries With Non-controlling Interest

The Stevanato Group comprises the following subsidiaries with material non-controlling interest:

		At December 31,	At December 31,
Name	Country	2021	2020

Ompi of Japan Co., Ltd.	Japan	49%	49%
Medical Glass a.s.	Slovakia	0.26%	0.26%

		At December 31,	At December 31,
(EUR thousand)		2021	2020

Proportion of equity interest held by non-controlling interests:
Ompi of Japan Co., Ltd.		419	487
Medical Glass a.s.		(56)	(48)
		363	439

Profit allocated to material non-controlling interest:
Ompi of Japan Co., Ltd.		60	(76)
Medical Glass a.s.		(8)	(8)
		52	(84)

Summarized Income Statement

The tables below show the summarized income statement for the year ended December 31, 2021:

(EUR thousand)	Ompi of Japan Co., Ltd.	Medical Glass a.s.

Net Sales	4,325	41,643
Cost of Sales	3,542	34,425
Gross Profit	783	7,218

Other operating income	—	195
Selling and marketing expenses	299	177
Research and development expenses	150	—
General and administrative expenses	452	3,302
Operating profit	(118)	3,934

Interest income	37	111
Interest expense	90	42
Profit before tax	(171)	4,003

Income taxes	(48)	826
Net Profit	(123)	3,177

Total comprehensive income	(123)	3,165

Attributable to non-controlling interests	(60)	8
Dividends paid to non-controlling interests	—	—

The tables below show the summarized income statement for the year ended December 31, 2020:

(EUR thousand)	Ompi of Japan Co., Ltd.	Medical Glass a.s.

Net Sales	6,811	36,852
Cost of Sales	5,509	30,039
Gross Profit	1,302	6,813

Other operating income	—	43
Selling and marketing expenses	349	165
Research and development expenses	157	—
General and administrative expenses	518	2,715
Operating profit	278	3,976

Interest income	17	2
Interest expense	74	30
Profit before tax	221	3,948

Income taxes	66	834
Net Profit	155	3,114

Total comprehensive income	155	3,111

Attributable to non-controlling interests	76	8
Dividends paid to non-controlling interests	—	—

The tables below show the summarized income statement for the year ended December 31, 2019:

(EUR thousand)	Ompi of Japan Co., Ltd.	Medirio SA	Medical Glass a.s.

Net Sales	2,533	—	32,811
Cost of Sales	2,207	—	27,661
Gross Profit	326	—	5,150

Other operating income	—	—	—
Selling and marketing expenses	451	—	123
Research and development expenses	156	1,013	—
General and administrative expenses	437	25	3,350
Operating profit	(718)	(1,038)	1,677

Interest income	161	4	4
Interest expense	32	3	20
Profit before tax	(589)	(1,037)	1,661

Income taxes	(176)	18	387
Net Profit	(413)	(1,055)	1,274

Total comprehensive income	(413)	(1,055)	1,272

Attributable to non-controlling interests	(202)	(295)	3
Dividends paid to non-controlling interests	—	—	—

Summarized Financial Position

The tables below show the summarized financial position as at December 31, 2021:

(EUR thousand)	Ompi of Japan Co., Ltd.	Medical Glass a.s.

Property, plant and equipment and other non-current assets	534	13,658
Net working capital	(280)	5,582
Total non-current liabilities and provision	—	(653)
Net capital employed	254	18,587
Net financial position*	(1,233)	6,204
Total equity	(979)	24,791

Attributable to:
Equity holders of parent	(500)	24,727
Non-controlling interest	(479)	64

*Net financial position is determined as the algebraic sum of cash and cash equivalent, other current financial assets, non-current financial liabilities and current financial liabilities

The tables below show the summarized financial position as at December 31, 2020:

(EUR thousand)	Ompi of Japan Co., Ltd.	Medical Glass a.s.

Property, plant and equipment and other non-current assets	530	12,477
Net working capital	(628)	7,101
Total non-current liabilities and provision	—	(596)
Net capital employed	(98)	18,982
Net financial position*	(742)	2,711
Total equity	(840)	21,693

Attributable to:
Equity holders of parent	(429)	21,637
Non-controlling interest	(411)	56

*Net financial position is determined as the algebraic sum of cash and cash equivalent, other current financial assets, non-current financial liabilities and current financial liabilities